UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21852

COLUMBIA FUNDS SERIES TRUST II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)

Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 671-1947

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

Item 1.	Reports to Stockholders.

Semiannual Report

Semiannual Report

Columbia

Dividend Opportunity Fund

Semiannual Report for the Period Ended

December 31, 2011

Columbia Dividend Opportunity Fund seeks to provide shareholders with a high level of current income. Secondary objective is growth of income and capital.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

Table of Contents

Your Fund at a Glance	2

Fund Expense Example	6

Portfolio of Investments	8

Statement of Assets and Liabilities	20

Statement of Operations	22

Statement of Changes in Net Assets	24

Financial Highlights	26

Notes to Financial Statements	35

Proxy Voting	52

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	1

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>	Columbia Dividend Opportunity Fund (the Fund) Class A shares fell 1.82% (excluding sales charge) for the six-months ended December 31, 2011.

>	The Fund outperformed its benchmark, the Russell 1000® Value Index, which decreased 5.22%.

ANNUALIZED TOTAL RETURNS (for period ended December 31, 2011)

	6 months*	1 year	5 years	10 years
Columbia Dividend Opportunity Fund Class A (excluding sales charge)	-1.82%	+6.57%	+1.59%	+4.08%
Russell 1000® Value Index(1) (unmanaged)	-5.22%	+0.39%	-2.64%	+3.89%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Russell 1000® Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

2	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at December 31, 2011
Without sales charge	6 months*	1 year	5 years	10 years
Class A (inception 8/1/88)	-1.82%	+6.57%	+1.59%	+4.08%
Class B (inception 3/20/95)	-2.23%	+5.90%	+0.82%	+3.28%
Class C (inception 6/26/00)	-2.28%	+5.83%	+0.81%	+3.29%
Class I (inception 3/4/04)**	-1.73%	+6.98%	+1.99%	+4.42%
Class R (inception 8/01/08)**	-1.97%	+6.41%	+1.31%	+3.80%
Class R4 (inception 3/20/95)	-1.87%	+6.69%	+1.82%	+4.29%
Class R5 (inception 8/01/08)**	-1.62%	+7.10%	+1.87%	+4.22%
Class W (inception 12/1/06)**	-2.01%	+6.50%	+1.55%	+4.05%
Class Z (inception 9/27/10)**	-1.81%	+7.00%	+1.66%	+4.11%

With sales charge
Class A (inception 8/1/88)	-7.50%	+0.39%	+0.39%	+3.47%
Class B (inception 3/20/95)	-7.04%	+0.90%	+0.47%	+3.28%
Class C (inception 6/26/00)	-3.24%	+4.83%	+0.81%	+3.29%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.
**	The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutul.fund/appended-performance for more information.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXTM

The Morningstar Style BoxTM is based on the Fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2012 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

4	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

PORTFOLIO BREAKDOWN(1) (at December 31, 2011)
Stocks	93.7%
Consumer Discretionary	7.1
Consumer Staples	12.6
Energy	11.7
Financials	8.5
Health Care	11.0
Industrials	8.0
Information Technology	7.7
Materials	8.0
Telecommunication Services	9.2
Utilities	9.9
Convertible Bonds	0.1
Equity-Linked Notes	4.0
Other(2)	2.2

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(2)	Includes Cash Equivalents.

TOP TEN HOLDINGS(1) (at December 31, 2011)
Chevron Corp.	3.1%
Lorillard, Inc.	3.0
Pfizer, Inc.	2.7
Philip Morris International, Inc.	2.5
Enbridge, Inc.	2.5
Merck & Co., Inc.	2.2
AT&T, Inc.	2.1
CenturyLink, Inc.	2.0
General Electric Co.	1.8
Dow Chemical Co. (The)	1.6

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any securities.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	5

Fund Expense Example

(Unaudited)

Understanding your expenses

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

6	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

July 1, 2011 — December 31, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	981.80	1,019.45	5.50	5.60	1.11
Class B	1,000.00	1,000.00	977.70	1,015.80	9.10	9.27	1.84
Class C	1,000.00	1,000.00	977.20	1,015.65	9.24	9.42	1.87
Class I	1,000.00	1,000.00	982.70	1,021.60	3.37	3.44	0.68
Class R	1,000.00	1,000.00	980.30	1,018.20	6.73	6.86	1.36
Class R4	1,000.00	1,000.00	981.30	1,020.15	4.80	4.90	0.97
Class R5	1,000.00	1,000.00	983.80	1,021.60	3.37	3.44	0.68
Class W	1,000.00	1,000.00	979.90	1,019.30	5.64	5.76	1.14
Class Z	1,000.00	1,000.00	981.90	1,020.60	4.36	4.45	0.88

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	7

Portfolio of Investments

Columbia Dividend Opportunity Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.6%
CONSUMER DISCRETIONARY 6.9%
Automobiles 0.4%
Ford Motor Co.(a)(b)	1,182,806	$12,726,993
Distributors 0.7%
Genuine Parts Co.(b)	369,554	22,616,705
Hotels, Restaurants & Leisure 1.3%
Carnival Corp.(c)	281,138	9,176,344
McDonald’s Corp.	344,924	34,606,225

Total		43,782,569
Media 2.6%
Cinemark Holdings, Inc.(b)	1,103,213	20,398,408
National CineMedia, Inc.(b)	1,690,082	20,957,017
Pearson PLC, ADR(b)(c)	560,154	10,570,106
Regal Entertainment Group, Class A(b)	2,845,677	33,977,383

Total		85,902,914
Specialty Retail 1.9%
Buckle, Inc. (The)(b)	326,097	13,327,584
Foot Locker, Inc.(b)	810,888	19,331,570
Limited Brands, Inc.(b)	710,359	28,662,986

Total		61,322,140
TOTAL CONSUMER DISCRETIONARY		226,351,321

CONSUMER STAPLES 12.7%
Beverages 1.1%
Coca-Cola Co. (The)(b)	376,060	26,312,918
Diageo PLC, ADR(c)	120,923	10,571,089

Total		36,884,007
Food Products 2.7%
B&G Foods, Inc.(b)	1,373,401	33,057,762
ConAgra Foods, Inc.	655,880	17,315,232
Kraft Foods, Inc., Class A	529,751	19,791,498
Unilever NV(c)	537,282	18,466,382

Total		88,630,874
Household Products 2.0%
Kimberly-Clark Corp.	334,032	24,571,394
Procter & Gamble Co. (The)	432,991	28,884,830
Reckitt Benckiser Group PLC(c)	216,903	10,711,841

Total		64,168,065

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (cont.)
Tobacco 6.9%
Altria Group, Inc.	934,500	$27,707,925
Lorillard, Inc.	855,917	97,574,538
Philip Morris International, Inc.	1,032,058	80,995,912
Reynolds American, Inc.	413,978	17,146,968

Total		223,425,343
TOTAL CONSUMER STAPLES		413,108,289

ENERGY 11.8%
Energy Equipment & Services 0.9%
Diamond Offshore Drilling, Inc.(b)	293,263	16,205,713
Halliburton Co.(b)	381,405	13,162,287

Total		29,368,000
Oil, Gas & Consumable Fuels 10.9%
Alpha Natural Resources, Inc.(a)	391,200	7,992,216
Chevron Corp.	928,295	98,770,588
Enbridge Energy Management LLC(a)(d)	57,216	40
Enbridge, Inc.(c)	2,134,909	79,866,946
ENI SpA(b)(c)	615,439	12,688,900
Kinder Morgan Management LLC(a)(d)(e)	—	2
Newfield Exploration Co.(a)	1	19
Occidental Petroleum Corp.	131,632	12,333,918
Royal Dutch Shell PLC, ADR(c)	624,852	45,670,433
Ship Finance International Ltd.(b)(c)	572,387	5,346,095
Spectra Energy Corp.(b)	720,747	22,162,970
Total SA, ADR(c)	995,495	50,879,749
TransCanada Corp.(b)(c)	434,567	18,977,541

Total		354,689,417
TOTAL ENERGY		384,057,417

FINANCIALS 8.1%
Capital Markets 0.4%
New Mountain Finance Corp.(b)(f)	1,068,132	14,323,650
Commercial Banks 2.9%
Bank of Montreal(c)	362,477	19,867,364
National Australia Bank Ltd.(c)	269,267	6,414,357
Toronto-Dominion Bank (The)(c)	249,470	18,662,851

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (cont.)
Commercial Banks (cont.)
U.S. Bancorp(b)	814,270	$22,026,004
Wells Fargo & Co.	955,402	26,330,879

Total		93,301,455
Diversified Financial Services 1.4%
Bank of America Corp.	2,854,289	15,869,847
JPMorgan Chase & Co.	934,674	31,077,910

Total		46,947,757
Insurance 2.5%
Allstate Corp. (The)	496,968	13,621,893
Kemper Corp.(b)	318,640	9,307,474
Marsh & McLennan Companies, Inc.	266,811	8,436,564
XL Group PLC(c)	2,511,506	49,652,474

Total		81,018,405
Real Estate Investment Trusts (REITs) 0.6%
Weyerhaeuser Co.	1,054,815	19,693,396
Thrifts & Mortgage Finance 0.3%
Capitol Federal Financial, Inc.(b)	898,684	10,370,813

TOTAL FINANCIALS		265,655,476

HEALTH CARE 11.0%
Health Care Equipment & Supplies 0.5%
Medtronic, Inc.	456,654	17,467,015
Pharmaceuticals 10.5%
Abbott Laboratories(b)	391,285	22,001,955
Bristol-Myers Squibb Co.(b)	998,015	35,170,049
Eli Lilly & Co.	800,160	33,254,650
GlaxoSmithKline PLC, ADR(b)(c)	763,564	34,841,425
Johnson & Johnson(b)	733,691	48,115,456
Merck & Co., Inc.	1,860,985	70,159,134
Novartis AG, ADR(c)	198,341	11,339,155
Pfizer, Inc.	4,047,399	87,585,714

Total		342,467,538
TOTAL HEALTH CARE		359,934,553

INDUSTRIALS 8.0%
Aerospace & Defense 1.6%
Honeywell International, Inc.	459,109	24,952,574
Lockheed Martin Corp.(b)	325,537	26,335,944

Total		51,288,518
Commercial Services & Supplies 2.1%
Deluxe Corp.(b)	685,489	15,601,730
Pitney Bowes, Inc.(b)	1,104,815	20,483,270

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (cont.)
Commercial Services & Supplies (cont.)
RR Donnelley & Sons Co.(b)	1,015,619	$14,655,382
Waste Management, Inc.(b)	562,837	18,410,398

Total		69,150,780
Electrical Equipment 1.1%
Hubbell, Inc., Class B	522,315	34,921,981
Industrial Conglomerates 1.8%
General Electric Co.	3,263,747	58,453,709
Machinery 1.0%
Caterpillar, Inc.	36,203	3,279,992
Harsco Corp.(b)	674,051	13,871,969
Illinois Tool Works, Inc.(b)	361,021	16,863,291

Total		34,015,252
Trading Companies & Distributors 0.4%
Fly Leasing Ltd., ADR(c)	1,112,489	13,928,362

TOTAL INDUSTRIALS		261,758,602

INFORMATION TECHNOLOGY 7.8%
Communications Equipment 0.6%
Nokia OYJ, ADR(b)(c)	4,363,383	21,031,506
Computers & Peripherals 1.1%
Diebold, Inc.	256,887	7,724,592
Seagate Technology PLC(b)(c)	1,763,911	28,928,140

Total		36,652,732
IT Services 0.5%
Paychex, Inc.(b)	502,546	15,131,660
Semiconductors & Semiconductor Equipment 4.2%
Intel Corp.(b)	2,114,062	51,266,004
Maxim Integrated Products, Inc.(b)	942,910	24,553,376
Microchip Technology, Inc.(b)	1,255,808	46,000,247
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(b)(c)	1,078,749	13,926,650

Total		135,746,277
Software 1.4%
Microsoft Corp.	1,736,687	45,084,395

TOTAL INFORMATION TECHNOLOGY		253,646,570

MATERIALS 8.0%
Chemicals 4.7%
Air Products & Chemicals, Inc.	212,141	18,072,292
Dow Chemical Co. (The)(b)	1,813,144	52,146,022
Eastman Chemical Co.	519,221	20,280,772
EI du Pont de Nemours & Co.	730,695	33,451,217

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (cont.)
Chemicals (cont.)
Huntsman Corp.	1,049,945	$10,499,450
Olin Corp.(b)	1,078,834	21,199,088

Total		155,648,841
Containers & Packaging 0.9%
Packaging Corp. of America	1,147,253	28,956,666
Metals & Mining 1.2%
Nucor Corp.(b)	624,718	24,720,091
Southern Copper Corp.(b)	451,530	13,627,175

Total		38,347,266
Paper & Forest Products 1.2%
International Paper Co.(b)	730,265	21,615,844
MeadWestvaco Corp.	554,315	16,601,734

Total		38,217,578
TOTAL MATERIALS		261,170,351

TELECOMMUNICATION SERVICES 9.3%
Diversified Telecommunication Services 8.5%
AT&T, Inc.(b)	2,221,831	67,188,169
BCE, Inc.(c)	734,358	30,600,698
BT Group PLC(c)	3,976,208	11,788,172
CenturyLink, Inc.	1,695,329	63,066,239
Deutsche Telekom AG, ADR(c)	1,113,417	12,737,490
Frontier Communications Corp.(b)	1,273,719	6,559,653
Telefonica SA, ADR(b)(c)	827,578	14,226,066
Telefonos de Mexico SAB de CV, Class L, ADR(b)(c)	712,793	10,292,731
Telstra Corp., Ltd.(c)	3,459,147	11,764,641
Verizon Communications, Inc.(b)	871,200	34,952,544
Windstream Corp.(b)	1,295,104	15,204,521

Total		278,380,924
Wireless Telecommunication Services 0.8%
Vodafone Group PLC, ADR(b)(c)	856,936	24,019,916

TOTAL TELECOMMUNICATION SERVICES		302,400,840

UTILITIES 10.0%
Electric Utilities 5.2%
American Electric Power Co., Inc.	753,068	31,109,239
Duke Energy Corp.(b)	1,178,899	25,935,778
Edison International	273,025	11,303,235
Pepco Holdings, Inc.(b)	754,797	15,322,379
Pinnacle West Capital Corp.	306,508	14,767,555
PPL Corp.(b)	565,009	16,622,565
Progress Energy, Inc.	413,330	23,154,747
Southern Co. (The)(b)	532,678	24,657,665

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (cont.)
Electric Utilities (cont.)
UIL Holdings Corp.(b)	142,525	$5,041,109

Total		167,914,272
Multi-Utilities 4.8%
Ameren Corp.	347,580	11,515,325
CH Energy Group, Inc.(b)	118,175	6,899,057
Consolidated Edison, Inc.(b)	386,858	23,996,802
Dominion Resources, Inc.	139,090	7,382,897
DTE Energy Co.	266,748	14,524,429
National Grid PLC(c)	1,790,052	17,374,692
NiSource, Inc.(b)	642,303	15,293,234
NSTAR	144,062	6,765,152
PG&E Corp.	273,603	11,277,916
Public Service Enterprise Group, Inc.	322,018	10,629,814
SCANA Corp.(b)	214,299	9,656,313
Sempra Energy	115,479	6,351,345
Xcel Energy, Inc.	564,627	15,606,290

Total		157,273,266
TOTAL UTILITIES		325,187,538
Total Common Stocks (Cost: $3,070,810,374)		$3,053,270,957

Convertible Preferred Stocks 0.5%

CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
General Motors Co., 4.750%	136,513	$4,692,635

TOTAL CONSUMER DISCRETIONARY		4,692,635

FINANCIALS 0.4%
Insurance 0.4%
MetLife, Inc., 5.000%(b)	207,300	12,798,702

TOTAL FINANCIALS		12,798,702
Total Convertible Preferred Stocks (Cost: $23,170,923)		$17,491,337

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.1%
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes(c)(g)
03/15/18	3.750%	$3,024,000	$1,956,528
Total Convertible Bonds
(Cost: $3,024,000)			$1,956,528

Equity-Linked Notes 4.0%
Goldman Sachs Group, Inc. (The)(a) Mandatory Exchange Notes
(linked to common stock of Apple, Inc.)
06/29/12	5.550%	$38,076	$15,191,719
Goldman Sachs Group, Inc. (The)(a)(g) Mandatory Exchange Notes
(linked to common stock of Caterpillar, Inc.)
06/26/12	7.850%	88,790	7,979,093
(linked to common stock of Ford Motor Co.)
08/27/12	7.000%	629,330	7,046,986
(linked to common stock of Juniper Networks, Inc.)
06/26/12	13.100%	415,369	8,226,786
JPMorgan Chase & Co.(a)(g) Mandatory Exchange Notes
(linked to common stock of Bank of America Corp.)
06/29/12	17.000%	1,561,890	8,449,825
(linked to common stock of Citigroup, Inc.)
06/29/12	14.550%	313,606	8,175,708
(linked to common stock of Halliburton Co.)
06/29/12	8.630%	889,416	30,551,440
(linked to common stock of Morgan Stanley)
06/29/12	19.700%	548,047	8,226,185
(linked to common stock of Occidental Pretroleum Corp.)
06/29/12	7.900%	414,395	38,613,326
Total Equity-Linked Notes
(Cost: $133,000,105)			$132,461,068

		Shares	Value
Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.141%(f)(h)		71,724,663	$71,724,663
Total Money Market Funds
(Cost: $71,724,663)			$71,724,663

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 19.6%
Asset-backed Commercial Paper 4.0%
Amsterdam Funding Corp.
01/09/12	0.320%	$9,996,889	$9,996,889
Argento Variable Funding Company LLC
01/09/12	0.310%	4,998,924	4,998,924
01/13/12	0.310%	9,997,244	9,997,244
Atlantis One
01/05/12	0.300%	$9,997,417	$9,997,417
02/01/12	0.370%	19,991,367	19,991,367
Cancara Asset Securitisation LLC
01/03/12	0.320%	11,996,267	11,996,267
01/09/12	0.310%	4,998,493	4,998,493
01/09/12	0.310%	4,998,536	4,998,536
Gemini Securitization Corporation (FKA Twin Towers)
01/13/12	0.400%	5,998,000	5,998,000
Grampian Funding LLC
01/18/12	0.310%	3,998,967	3,998,967
01/23/12	0.320%	2,999,093	2,999,093
Kells Funding, LLC
01/03/12	0.380%	3,998,564	3,998,564
Regency Markets No. 1 LLC
01/17/12	0.250%	4,998,819	4,998,819
Rheingold Securitization
01/10/12	0.730%	7,995,296	7,995,296
Royal Park Investments Funding Corp.
01/05/12	1.000%	9,998,055	9,998,055
Windmill Funding Corp.
01/05/12	0.320%	4,998,444	4,998,444
01/09/12	0.320%	9,996,889	9,996,889

Total			131,957,264
Certificates Of Deposit 8.9%
ABM AMRO Bank N.V.
01/06/12	0.700%	19,997,278	19,997,278
Bank of Nova Scotia
05/03/12	0.401%	10,000,000	10,000,000
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	7,993,605	7,993,605
Branch Banking & Trust Corporation
01/09/12	0.350%	10,000,000	10,000,000
03/15/12	0.240%	12,000,000	12,000,000
Credit Suisse
03/05/12	0.530%	6,000,000	6,000,000
03/08/12	0.540%	5,000,000	5,000,000
Deutsche Bank AG
01/20/12	0.420%	8,000,000	8,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates Of Deposit (cont.)
Development Bank of Singapore Ltd.
01/03/12	0.295%	$20,000,000	$20,000,000
01/13/12	0.310%	10,000,000	10,000,000
DnB NOR ASA
03/15/12	0.520%	10,000,000	10,000,000
National Bank of Canada
05/08/12	0.425%	10,000,000	10,000,000
Natixis
01/04/12	1.000%	26,000,000	26,000,000
Nordea Bank AB
03/13/12	0.520%	15,000,000	15,000,000
Pohjola Bank PLC
01/05/12	0.900%	10,000,000	10,000,000
01/09/12	0.930%	5,000,000	5,000,000
Rabobank
01/20/12	0.331%	5,000,000	5,000,000
03/16/12	0.530%	14,979,931	14,979,931
Standard Chartered Bank PLC
01/03/12	0.460%	13,000,204	13,000,204
03/30/12	0.625%	7,987,381	7,987,381
Svenska Handelsbanken
02/28/12	0.490%	10,000,000	10,000,000
03/01/12	0.460%	10,000,000	10,000,000
Union Bank of Switzerland
01/13/12	0.440%	5,000,000	5,000,000
02/21/12	0.510%	10,000,000	10,000,000
03/02/12	0.530%	5,000,000	5,000,000
03/15/12	0.560%	10,000,000	10,000,000
United Overseas Bank Ltd.
01/12/12	0.320%	15,000,000	15,000,000

Total			290,958,399
Commercial Paper 2.9%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
Erste Finance (Delaware) LLC
01/23/12	0.600%	9,993,167	9,993,167
HSBC Bank PLC
04/13/12	0.481%	12,968,280	12,968,280
Macquarie Bank Ltd.
04/20/12	0.803%	6,971,689	6,971,689
PB Capital Corp.
01/09/12	0.721%	4,996,500	4,996,500
Suncorp Metway Ltd.
01/18/12	0.450%	9,992,125	9,992,125
02/01/12	0.500%	4,995,486	4,995,486

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (cont.)
Svenska Handelsbank
03/29/12	0.506%	$4,993,617	$4,993,617
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,964	6,979,964
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,756	9,977,756
04/20/12	0.531%	5,983,835	5,983,835

Total			92,817,474
Other Short-term Obligations 0.4%
The Goldman Sachs Group, Inc.
02/16/12	0.650%	12,000,000	12,000,000
Repurchase Agreements 3.4%
Citibank NA dated 12/30/11, matures 01/03/12, repurchase price $2,000,018(i)
	0.080%	2,000,000	2,000,000
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $20,000,111(i)
	0.050%	20,000,000	20,000,000
Goldman Sachs & Co. dated 12/07/11, matures 01/06/12, repurchase price $10,000,311(i)
	0.160%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $15,000,167(i)
	0.100%	15,000,000	15,000,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,028(i)
	0.050%	5,000,000	5,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $2,000,022(i)
	0.100%	2,000,000	2,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $15,000,233(i)
	0.140%	15,000,000	15,000,000
RBS Securities, Inc. dated 12/30/11, matures 01/03/12, repurchase price $16,916,443(i)
	0.080%	16,916,292	16,916,292

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $25,000,139(i)
	0.050%	$25,000,000	$25,000,000

Total			$110,916,292
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $638,649,429)			$638,649,429
Total Investments
(Cost: $3,940,379,494)			$3,915,553,982
Other Assets & Liabilities, Net			(652,942,905)
Net Assets			$3,262,611,077

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At December 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $626,278,644 or 19.20% of net assets.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $42, representing less than 0.01% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Enbridge Energy Management LLC	04/22/09	$11
Kinder Morgan Management LLC	11/18/05	—

(e)	Represents fractional shares.

(f)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$71,616,156	$849,933,656	$(849,825,149)	$—	$71,724,663	$74,374	$71,724,663
New Mountain Finance Corp.	13,475,259	809,983		—	14,285,242	594,642	14,323,650
Total	$85,091,415	$850,743,639	$(849,825,149)	$—	$86,009,905	$669,016	$86,048,313

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $119,225,877 or 3.65% of net assets.

(h)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(i)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.080%)

Security Description	Value
Fannie Mae REMICS	$580,645
Freddie Mac REMICS	1,411,414
Government National Mortgage Association	47,941
Total Market Value of Collateral Securities	$ 2,040,000

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$12,623,821
Freddie Mac REMICS	6,214,495
Government National Mortgage Association	1,561,684
Total Market Value of Collateral Securities	$20,400,000

Goldman Sachs & Co. (0.160%)

Security Description	Value
Ginnie Mae I Pool	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$9,937,619
Federal National Mortgage Association	136,761
Freddie Mac Gold Pool	3,481,660
Freddie Mac Non Gold Pool	1,137,659
Ginnie Mae I Pool	605,592
Ginnie Mae II Pool	709
Total Market Value of Collateral Securities	$15,300,000

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$970,758
Fannie Mae REMICS	2,198,424
Federal Home Loan Mortgage Corp	1,616,801
Federal National Mortgage Association	314,048
Total Market Value of Collateral Securities	$5,100,031

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$1,010,314
Ginnie Mae I Pool	500,614
Ginnie Mae II Pool	529,072
Total Market Value of Collateral Securities	$2,040,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$3,890,120
Fannie Mae REMICS	1,418,401
Fannie Mae Whole Loan	4,688
Fannie Mae-Aces	17,213
Federal Farm Credit Bank	132,112
Federal Home Loan Banks	149,002
Federal Home Loan Mortgage Corp	118,638
Federal National Mortgage Association	246,141
Freddie Mac Gold Pool	1,671,247
Freddie Mac Non Gold Pool	501,242
Freddie Mac Reference REMIC	41
Freddie Mac REMICS	1,131,446
Ginnie Mae I Pool	1,946,404
Ginnie Mae II Pool	2,607,610
Government National Mortgage Association	639,947
United States Treasury Bill	24,092
United States Treasury Note/Bond	782,104
United States Treasury Strip Coupon	19,553
Total Market Value of Collateral Securities	$15,300,001

RBS Securities, Inc. (0.080%)

Security Description	Value
Fannie Mae Pool	$17,254,638
Total Market Value of Collateral Securities	$17,254,638

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	15

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Societe Generale (0.050%)

Security Description	Value
Federal Home Loan Mortgage Corp	$2,361,450
Federal National Mortgage Association	23,138,567
Total Market Value of Collateral Securities	$25,500,017

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	17

Portfolio of Investments (continued)

Fair Value Measurements (continued)

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$226,351,321	$—	$—	$226,351,321
Consumer Staples	402,396,448	10,711,841	—	413,108,289
Energy	371,368,475	12,688,942	—	384,057,417
Financials	259,241,119	6,414,357	—	265,655,476
Health Care	359,934,553	—	—	359,934,553
Industrials	261,758,602	—	—	261,758,602
Information Technology	253,646,570	—	—	253,646,570
Materials	261,170,351	—	—	261,170,351
Telecommunication Services	278,848,027	23,552,813	—	302,400,840
Utilities	307,812,846	17,374,692	—	325,187,538
Convertible Preferred Stocks
Consumer Discretionary	—	4,692,635	—	4,692,635
Financials	—	12,798,702	—	12,798,702
Total Equity Securities	2,982,528,312	88,233,982	—	3,070,762,294
Bonds
Convertible Bonds	—	1,956,528	—	1,956,528
Total Bonds	—	1,956,528	—	1,956,528
Other
Equity- Linked Notes	—	132,461,068	—	132,461,068
Money Market Funds	71,724,663	—	—	71,724,663
Investments of Cash Collateral Received for Securities on Loan	—	638,649,429	—	638,649,429
Total Other	71,724,663	771,110,497	—	842,835,160
Total	$3,054,252,975	$861,301,007	$—	$3,915,553,982

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	19

Statements of Assets and Liabilities

December 31, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $3,215,720,160)	$3,190,856,240
Affiliated issuers (identified cost $86,009,905)	86,048,313
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $527,733,137)	527,733,137
Repurchase agreements (identified cost $110,916,292)	110,916,292
Total investments (identified cost $3,940,379,494)	3,915,553,982
Cash	170,453
Receivable for:
Capital shares sold	14,417,273
Dividends	9,700,005
Interest	267,441
Reclaims	335,827
Prepaid expense	29,312
Total assets	3,940,474,293
Liabilities
Due upon return of securities on loan	638,649,429
Payable for:
Investments purchased	36,966,734
Capital shares purchased	1,881,720
Investment management fees	50,180
Distribution fees	20,008
Transfer agent fees	189,581
Administration fees	4,592
Plan administration fees	1,627
Other expenses	99,345
Total liabilities	677,863,216
Net assets applicable to outstanding capital stock	$3,262,611,077

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

December 31, 2011 (Unaudited)
Represented by
Paid-in capital	$3,567,677,451
Excess of distributions over net investment income	(3,200,642)
Accumulated net realized loss	(277,045,615)
Unrealized appreciation (depreciation) on:
Investments	(24,825,512)
Foreign currency translations	5,395
Total — representing net assets applicable to outstanding capital stock	$3,262,611,077
*Value of securities on loan	$618,712,840
Net assets applicable to outstanding shares
Class A	$2,362,588,702
Class B	$52,515,078
Class C	$84,655,101
Class I	$313,054,986
Class R	$1,178,002
Class R4	$3,864,799
Class R5	$30,146,480
Class W	$17,563,085
Class Z	$397,044,844
Shares outstanding
Class A	295,353,729
Class B	6,605,398
Class C	10,712,768
Class I	39,023,476
Class R	147,071
Class R4	481,631
Class R5	3,755,189
Class W	2,191,759
Class Z	49,510,232
Net asset value per share
Class A(a)	$8.00
Class B	$7.95
Class C	$7.90
Class I	$8.02
Class R	$8.01
Class R4	$8.02
Class R5	$8.03
Class W	$8.01
Class Z	$8.02

(a)	The maximum offering price per share for Class A is $8.49. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	21

Statement of Operations

Six months ended December 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$58,901,862
Interest	56,646
Dividends from affiliates	74,374
Income from securities lending — net	1,094,662
Foreign taxes withheld	(1,247,598)
Total income	58,879,946
Expenses:
Investment management fees	7,274,302
Distribution fees
Class A	2,246,813
Class B	246,934
Class C	311,488
Class R	1,488
Class W	23,785
Transfer agent fees
Class A	1,636,791
Class B	41,988
Class C	60,514
Class R	535
Class R4	816
Class R5	113
Class W	20,572
Class Z	238,288
Administration fees	651,473
Plan administration fees
Class R4	4,625
Compensation of board members	28,674
Custodian fees	27,275
Printing and postage fees	72,299
Registration fees	142,841
Professional fees	34,723
Other	47,946
Total expenses	13,114,283
Expense reductions	(60)
Total net expenses	13,114,223
Net investment income	45,765,723

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$(72,624,925)
Foreign currency translations	79,669
Forward foreign currency exchange contracts	(131,085)
Net realized loss	(72,676,341)
Net change in unrealized appreciation (depreciation) on:
Investments	30,943,036
Foreign currency translations	2,890
Net change in unrealized appreciation	30,945,926
Net realized and unrealized loss	(41,730,415)
Net increase in net assets resulting from operations	$4,035,308

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	23

Statements of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	Year ended June 30, 2011
Operations
Net investment income	$45,765,723	$67,589,381
Net realized gain (loss)	(72,676,341)	372,010,407
Net change in unrealized appreciation	30,945,926	28,229,272
Net increase in net assets resulting from operations	4,035,308	467,829,060
Distributions to shareholders from:
Net investment income
Class A	(37,317,280)	(50,517,078)
Class B	(738,505)	(1,810,923)
Class C	(1,116,326)	(1,117,265)
Class I	(5,891,184)	(8,262,546)
Class R	(15,308)	(11,894)
Class R4	(72,331)	(112,578)
Class R5	(524,561)	(603,205)
Class W	(339,196)	(518,097)
Class Z	(5,824,152)	(1,894,714)
Total distributions to shareholders	(51,838,843)	(64,848,300)
Increase (decrease) in net assets from share transactions	1,143,826,206	622,570,675
Total increase in net assets	1,096,022,671	1,025,551,435
Net assets at beginning of period	2,166,588,406	1,141,036,971
Net assets at end of period	$3,262,611,077	$2,166,588,406
Undistributed (excess of distributions over) net investment income	$(3,200,642)	$2,872,478

	Six months ended December 31, 2011 (Unaudited)		Year ended June 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	118,622,334	923,007,587	81,857,344	630,247,666
Conversions from Class B	—	—	2,658,095	18,139,208
Distributions reinvested	4,408,410	32,982,665	5,675,131	44,201,713
Redemptions	(23,749,277)	(183,270,676)	(34,084,499)	(262,937,407)
Net increase	99,281,467	772,719,576	56,106,071	429,651,180
Class B shares
Subscriptions	1,111,115	8,519,246	1,342,518	10,218,792
Distributions reinvested	94,084	698,583	223,852	1,720,622
Conversions to Class A	—	—	(2,677,728)	(18,139,208)
Redemptions	(2,561,424)	(20,592,458)	(1,798,482)	(13,421,486)
Net decrease	(1,356,225)	(11,374,629)	(2,909,840)	(19,621,280)

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months ended December 31, 2011 (Unaudited)		Year ended June 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Class C shares
Subscriptions	4,915,506	37,512,297	3,547,175	27,862,312
Distributions reinvested	116,983	864,874	113,277	874,555
Redemptions	(679,564)	(5,195,549)	(718,843)	(5,422,083)
Net increase	4,352,925	33,181,622	2,941,609	23,314,784
Class I shares
Subscriptions	16,315,860	126,521,543	4,518,823	36,927,199
Distributions reinvested	787,481	5,890,939	1,064,246	8,262,059
Redemptions	(5,962,980)	(46,070,109)	(3,897,995)	(29,839,463)
Net increase	11,140,361	86,342,373	1,685,074	15,349,795
Class R shares
Subscriptions	103,138	797,647	27,606	217,580
Distributions reinvested	1,070	8,076	250	1,936
Redemptions	(12,871)	(102,199)	(3,191)	(25,165)
Net increase	91,337	703,524	24,665	194,351
Class R3 shares
Redemptions	—	—	(653)	(4,419)
Net (decrease)	—	—	(653)	(4,419)
Class R4 shares
Subscriptions	80,273	632,097	385,395	2,940,981
Distributions reinvested	9,696	72,331	14,334	112,557
Redemptions	(63,362)	(504,082)	(174,755)	(1,352,926)
Net increase	26,607	200,346	224,974	1,700,612
Class R5 shares
Subscriptions	1,283,877	10,292,947	2,705,328	20,486,150
Distributions reinvested	2,784	20,811	6,057	46,746
Redemptions	(118,958)	(927,894)	(276,853)	(2,198,716)
Net increase	1,167,703	9,385,864	2,434,532	18,334,180
Class W shares
Subscriptions	378,767	2,909,133	3,115,346	23,638,094
Distributions reinvested	45,653	339,116	64,569	517,928
Redemptions	(785,994)	(6,047,594)	(627,150)	(5,106,361)
Net increase (decrease)	(361,574)	(2,799,345)	2,552,765	19,049,661
Class Z shares
Subscriptions	35,793,362	278,194,439	16,950,031	137,206,053
Distributions reinvested	661,431	4,966,019	142,462	1,156,671
Redemptions	(3,579,405)	(27,693,583)	(457,649)	(3,760,913)
Net increase	32,875,388	255,466,875	16,634,844	134,601,811
Total net increase	147,217,989	1,143,826,206	79,694,041	622,570,675

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	25

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Dec. 31, 2011	Year ended June 30,
		2011	2010	2009	2008	2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$8.31	$6.31	$5.58	$7.72	$9.65	$7.83
Income from investment operations:
Net investment income	0.14	0.31	0.23	0.25	0.30	0.26
Net realized and unrealized gain (loss)	(0.30)	1.98	0.76	(2.10)	(1.96)	1.81
Total from investment operations	(0.16)	2.29	0.99	(1.85)	(1.66)	2.07
Less distributions to shareholders from:
Net investment income	(0.15)	(0.29)	(0.26)	(0.29)	(0.27)	(0.25)
Total distributions to shareholders	(0.15)	(0.29)	(0.26)	(0.29)	(0.27)	(0.25)
Net asset value, end of period	$8.00	$8.31	$6.31	$5.58	$7.72	$9.65
Total return	(1.82% )	36.74%	17.60%	(23.98% )	(17.46% )	26.66%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.11%	1.16%	1.20%	1.13%	1.11%	1.15%
Net expenses after fees waived or expenses reimbursed(b)	1.11%	1.16%	1.16%	1.03%	1.11%	1.15%
Net investment income	3.69%	4.01%	3.51%	4.23%	3.31%	3.15%
Supplemental data
Net assets, end of period (in thousands)	$2,362,589	$1,630,280	$883,208	$793,421	$1,166,836	$1,452,871
Portfolio turnover	13%	105%	23%	21%	20%	17%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months ended Dec. 31, 2011	Year ended June 30,
		2011	2010	2009	2008	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$8.26	$6.27	$5.54	$7.67	$9.59	$7.78
Income from investment operations:
Net investment income	0.11	0.27	0.18	0.21	0.22	0.19
Net realized and unrealized gain (loss)	(0.30)	1.95	0.76	(2.10)	(1.94)	1.80
Total from investment operations	(0.19)	2.22	0.94	(1.89)	(1.72)	1.99
Less distributions to shareholders from:
Net investment income	(0.12)	(0.23)	(0.21)	(0.24)	(0.20)	(0.18)
Total distributions to shareholders	(0.12)	(0.23)	(0.21)	(0.24)	(0.20)	(0.18)
Net asset value, end of period	$7.95	$8.26	$6.27	$5.54	$7.67	$9.59
Total return	(2.23% )	35.72%	16.79%	(24.60% )	(18.15% )	25.76%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.84%	1.92%	1.96%	1.89%	1.87%	1.91%
Net expenses after fees waived or expenses reimbursed(b)	1.84%	1.91%	1.92%	1.79%	1.87%	1.91%
Net investment income	2.80%	3.50%	2.73%	3.45%	2.48%	2.38%
Supplemental data
Net assets, end of period (in thousands)	$52,515	$65,777	$68,145	$91,922	$171,163	$303,235
Portfolio turnover	13%	105%	23%	21%	20%	17%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	27

Financial Highlights (continued)

	Six months ended Dec. 31, 2011	Year ended June 30,
		2011	2010	2009	2008	2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$8.22	$6.25	$5.53	$7.65	$9.57	$7.77
Income from investment operations:
Net investment income	0.11	0.25	0.18	0.20	0.23	0.19
Net realized and unrealized gain (loss)	(0.31)	1.96	0.76	(2.07)	(1.95)	1.79
Total from investment operations	(0.20)	2.21	0.94	(1.87)	(1.72)	1.98
Less distributions to shareholders from:
Net investment income	(0.12)	(0.24)	(0.22)	(0.25)	(0.20)	(0.18)
Total distributions to shareholders	(0.12)	(0.24)	(0.22)	(0.25)	(0.20)	(0.18)
Net asset value, end of period	$7.90	$8.22	$6.25	$5.53	$7.65	$9.57
Total return	(2.28% )	35.71%	16.77%	(24.51% )	(18.15% )	25.74%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.87%	1.91%	1.95%	1.88%	1.87%	1.91%
Net expenses after fees waived or expenses reimbursed(b)	1.87%	1.90%	1.91%	1.78%	1.87%	1.91%
Net investment income	2.93%	3.26%	2.77%	3.46%	2.56%	2.40%
Supplemental data
Net assets, end of period (in thousands)	$84,655	$52,281	$21,354	$14,770	$21,336	$25,822
Portfolio turnover	13%	105%	23%	21%	20%	17%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months ended Dec. 31, 2011	Year ended June 30,
		2011	2010	2009	2008	2007
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$8.34	$6.32	$5.59	$7.73	$9.67	$7.85
Income from investment operations:
Net investment income	0.16	0.35	0.26	0.27	0.33	0.30
Net realized and unrealized gain (loss)	(0.32)	1.99	0.76	(2.10)	(1.97)	1.80
Total from investment operations	(0.16)	2.34	1.02	(1.83)	(1.64)	2.10
Less distributions to shareholders from:
Net investment income	(0.16)	(0.32)	(0.29)	(0.31)	(0.30)	(0.28)
Total distributions to shareholders	(0.16)	(0.32)	(0.29)	(0.31)	(0.30)	(0.28)
Net asset value, end of period	$8.02	$8.34	$6.32	$5.59	$7.73	$9.67
Total return	(1.73% )	37.51%	18.06%	(23.66% )	(17.19% )	27.07%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.68%	0.75%	0.75%	0.66%	0.72%	0.76%
Net expenses after fees waived or expenses reimbursed(b)	0.68%	0.75%	0.72%	0.66%	0.72%	0.76%
Net investment income	4.11%	4.58%	3.94%	4.60%	3.70%	3.58%
Supplemental data
Net assets, end of period (in thousands)	$313,055	$232,481	$165,701	$158,905	$196,678	$241,945
Portfolio turnover	13%	105%	23%	21%	20%	17%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	29

Financial Highlights (continued)

	Six months ended Dec. 31, 2011	Year ended June 30,
		2011	2010	2009(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$8.33	$6.32	$5.59	$7.67
Income from investment operations:
Net investment income	0.13	0.29	0.25	0.23
Net realized and unrealized gain (loss)	(0.31)	1.99	0.72	(2.03)
Total from investment operations	(0.18)	2.28	0.97	(1.80)
Less distributions to shareholders from:
Net investment income	(0.14)	(0.27)	(0.24)	(0.28)
Total distributions to shareholders	(0.14)	(0.27)	(0.24)	(0.28)
Net asset value, end of period	$8.01	$8.33	$6.32	$5.59
Total return	(1.97% )	36.53%	17.19%	(23.53%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.36%	1.42%	1.58%	1.46%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.36%	1.42%	1.51%	1.33%	(c)
Net investment income	3.47%	3.79%	3.76%	4.23%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,178	$464	$196	$4
Portfolio turnover	13%	105%	23%	21%

Notes to Financial Highlights

(a)	For the period from August 1, 2008 (commencement of operations) to June 30, 2009.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months ended Dec. 31, 2011	Year ended June 30,
		2011	2010	2009	2008	2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$8.34	$6.33	$5.59	$7.74	$9.67	$7.85
Income from investment operations:
Net investment income	0.15	0.32	0.24	0.27	0.33	0.27
Net realized and unrealized gain (loss)	(0.32)	1.99	0.77	(2.11)	(1.95)	1.81
Total from investment operations	(0.17)	2.31	1.01	(1.84)	(1.62)	2.08
Less distributions to shareholders from:
Net investment income	(0.15)	(0.30)	(0.27)	(0.31)	(0.31)	(0.26)
Total distributions to shareholders	(0.15)	(0.30)	(0.27)	(0.31)	(0.31)	(0.26)
Net asset value, end of period	$8.02	$8.34	$6.33	$5.59	$7.74	$9.67
Total return	(1.87% )	36.95%	17.90%	(23.86% )	(17.00% )	26.75%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.97%	1.01%	1.06%	0.96%	1.02%	1.03%
Net expenses after fees waived or expenses reimbursed(b)	0.97%	1.01%	1.02%	0.75%	0.76%	1.02%
Net investment income	3.74%	4.05%	3.65%	4.50%	3.62%	3.29%
Supplemental data
Net assets, end of period (in thousands)	$3,865	$3,795	$1,456	$490	$884	$1,328
Portfolio turnover	13%	105%	23%	21%	20%	17%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	31

Financial Highlights (continued)

	Six months ended Dec. 31, 2011	Year ended June 30,
		2011	2010	2009(a)
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$8.34	$6.33	$5.59	$7.67
Income from investment operations:
Net investment income	0.16	0.32	0.28	0.26
Net realized and unrealized gain (loss)	(0.31)	2.01	0.75	(2.03)
Total from investment operations	(0.15)	2.33	1.03	(1.77)
Less distributions to shareholders from:
Net investment income	(0.16)	(0.32)	(0.29)	(0.31)
Total distributions to shareholders	(0.16)	(0.32)	(0.29)	(0.31)
Net asset value, end of period	$8.03	$8.34	$6.33	$5.59
Total return	(1.62% )	37.27%	18.20%	(23.10%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.68%	0.75%	0.82%	0.72%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.68%	0.75%	0.78%	0.72%	(c)
Net investment income	4.07%	3.95%	4.05%	4.85%	(c)
Supplemental data
Net assets, end of period (in thousands)	$30,146	$21,589	$968	$4
Portfolio turnover	13%	105%	23%	21%

Notes to Financial Highlights

(a)	For the period from August 1, 2008 (commencement of operations) to June 30, 2009.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months ended Dec. 31, 2011	Year ended June 30,
		2011	2010	2009	2008	2007(a)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$8.33	$6.32	$5.59	$7.73	$9.67	$8.80
Income from investment operations:
Net investment income	0.14	0.27	0.23	0.25	0.29	0.25
Net realized and unrealized gain (loss)	(0.32)	2.04	0.76	(2.10)	(1.97)	0.81
Total from investment operations	(0.18)	2.31	0.99	(1.85)	(1.68)	1.06
Less distributions to shareholders from:
Net investment income	(0.14)	(0.30)	(0.26)	(0.29)	(0.26)	(0.19)
Total distributions to shareholders	(0.14)	(0.30)	(0.26)	(0.29)	(0.26)	(0.19)
Net asset value, end of period	$8.01	$8.33	$6.32	$5.59	$7.73	$9.67
Total return	(2.01% )	36.95%	17.55%	(24.01% )	(17.58% )	12.15%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.14%	1.14%	1.18%	1.09%	1.16%	1.19%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.14%	1.14%	1.18%	1.09%	1.16%	1.19%	(c)
Net investment income	3.52%	3.36%	3.49%	4.18%	3.27%	2.97%	(c)
Supplemental data
Net assets, end of period (in thousands)	$17,563	$21,260	$4	$3	$4	$5
Portfolio turnover	13%	105%	23%	21%	20%	17%

Notes to Financial Highlights

(a)	For the period from December 1, 2006 (commencement of operations) to June 30, 2007.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	33

Financial Highlights (continued)

	Six months ended Dec. 31, 2011	Year ended June 30,
		2011(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$8.34	$7.20
Income from investment operations:
Net investment income	0.16	0.24
Net realized and unrealized gain (loss)	(0.32)	1.14
Total from investment operations	(0.16)	1.38
Less distributions to shareholders from:
Net investment income	(0.16)	(0.24)
Total distributions to shareholders	(0.16)	(0.24)
Net asset value, end of period	$8.02	$8.34
Total return	(1.81% )	19.28%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.88%	0.87%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.88%	0.87%	(c)
Net investment income	4.03%	3.98%	(c)
Supplemental data
Net assets, end of period (in thousands)	$397,045	$138,659
Portfolio turnover	13%	105%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to June 30, 2011.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

34	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements

December 31, 2011 (Unaudited)

Note	1. Organization

Columbia Dividend Opportunity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class R5 shares are not subject to sales charges; however, this share class is closed to new investors.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	35

Notes to Financial Statements (continued)

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note	2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in

36	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	37

Notes to Financial Statements (continued)

include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund’s custodian entered into forward foreign currency exchange

38	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

contracts on the Fund’s behalf in order to facilitate the settlement of purchases and sales of securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	39

Notes to Financial Statements (continued)

unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at December 31, 2011

At December 31, 2011, the fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain (Loss) on Derivatives
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Forward Foreign Currency Exchange Contracts	$(131,085)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Forward Foreign Currency Exchange Contracts	$ —

Volume of Derivative Instruments for the Year Ended December 31, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	57
Futures Contracts	100

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

40	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	41

Notes to Financial Statements (continued)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note	3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities

42	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.660% to 0.490% as the Fund’s net assets increase. Prior to July 1, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Equity Income Funds Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The adjustment increased the management fee by $167,221 for the six months ended December 31, 2011. The annualized effective management fee rate for the six months ended December 31, 2011 was 0.59% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA. The Board approved a new investment management services agreement (New IMS Agreement) with Columbia Management in September 2010 that included the elimination of the PIA and an increase in the investment advisory fee fates payble to Columbia Management. The New IMS Agreement was approved by Fund shareholders at a Joint Special Meeting of Shareholders held on February 15, 2011. These changes were effective July 1, 2011.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended December 31, 2011 was 0.05% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including, Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended December 31, 2011, other expenses paid to this company were $4,407.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	43

Notes to Financial Statements (continued)

Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended December 31, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.17
Class C	0.20
Class R	0.18
Class R4	0.04
Class R5	0.00	*
Class W	0.22
Class Z	0.20

*	Rounds to less than 0.01%

44	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended December 31, 2011, these minimum account balance fees reduced total expenses by $60.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,902,000 and $522,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,280,528 for Class A, $11,972 for Class B and $9,074 for Class C shares for the six months ended December 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective September 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through August 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	45

Notes to Financial Statements (continued)

operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.18%
Class B	1.93
Class C	1.93
Class I	0.83
Class R	1.43
Class R4	1.13
Class R5	0.88
Class W	1.18
Class Z	0.93

Prior to September 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.14%
Class B	1.90
Class C	1.90
Class I	0.75
Class R	1.55
Class R4	1.05
Class W	0.80
Class Y	1.20
Class Z	0.94

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

46	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Note	4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At December 31, 2011, the cost of investments for federal income tax purposes was approximately $3,940,379,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$140,241,000
Unrealized depreciation	(165,067,000)
Net unrealized depreciation	$(24,826,000)

The following capital loss carryforward, determined as of June 30, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2017	$36,972,874
2018	165,774,622
Total	$202,747,496

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	47

Notes to Financial Statements (continued)

Note	5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,477,942,782 and $308,275,049, respectively, for the six months ended December 31, 2011.

Note	6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

At December 31, 2011, securities valued at $618,712,840 were on loan, secured by cash collateral of $638,649,429 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended December 31, 2011 is disclosed

48	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At December 31, 2011, affiliated shareholder accounts owned 11.1% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended December 31, 2011.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	49

Notes to Financial Statements (continued)

Note	10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note	11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

50	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT	51

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

52	COLUMBIA DIVIDEND OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Columbia Dividend Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6342 AC (2/12)

Item 2.	Code of Ethics. Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Investments.

(a)	The registrant’s “Schedule 1 – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	February 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	February 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Principal Financial Officer

Date	February 22, 2012